LOSS PER SHARE - Shares Excluded From the Calculation of Diluted Loss Per Share (Details) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share options
Shares excluded from the calculation of diluted loss per share
Shares excluded from the calculation of diluted loss per share	890,500	965,850	1,374,050
Nonvested shares
Shares excluded from the calculation of diluted loss per share
Shares excluded from the calculation of diluted loss per share	1,084,284	1,906,167	3,315,264